Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	June 30, 2022	December 31, 2021
	(Unaudited)
Electronic equipment	$131,868	$137,523
Vehicles	125,484	131,894
Office equipment	23,399	24,594
Leasehold improvements	-	50,805
Less: Accumulated depreciation	216,605	267,743
	$64,146	$77,073